Investments accounted for using the equity method (Details)									1 Months Ended		12 Months Ended
	Nov. 24, 2022 CNY (¥)	Jul. 10, 2020 CNY (¥)	Mar. 31, 2020	Feb. 20, 2020 CNY (¥)	Aug. 23, 2019 CNY (¥)	Aug. 23, 2019 JPY (¥)	Jan. 31, 2019	Mar. 28, 2017 CNY (¥)	Mar. 31, 2020 CNY (¥)	Jan. 31, 2019 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Investment in associate
At beginning of year											¥ 184,907,000	¥ 172,757,000	¥ 115,124,000
Additions													60,000,000
Share of (losses)/gain of associate											25,291,000	12,150,000	(4,878,000)
Gain on dilution of interest in associate													2,511,000
Investment in associate, gross											210,198,000	184,907,000	172,757,000
Less: impairment loss allowance											(10,998,000)
At end of year											199,200,000	184,907,000	172,757,000
Investing a capital amount													62,040,000
Percentage of equiyt interest			40.00%	31.82%			35.00%
Investment in joint venture
At beginning of year											439,000	2,976,000	3,705,000
Additions													2,040,000
Share of losses of joint venture											(439,000)	(2,204,000)	(2,924,000)
Exchange difference												(333,000)	155,000
At end of year												¥ 439,000	¥ 2,976,000
Equity Transfer Agreement
Investment in associate
Less: impairment loss allowance											¥ (10,998,000)
Percentage of equiyt interest	40.00%
Receivable consideration from sale of investment	¥ 199,200,000
Puhui Lixin
Investment in associate
Additions									¥ 60,000,000	¥ 100,000,000
Gain on dilution of interest in associate				¥ 2,511,000
Investing a capital amount								¥ 40,000,000
Pingan Puhui / Puhui Lixin
Investment in associate
Additions				¥ 40,000,000
SBI Japan
Investment in joint venture
Capital invested					¥ 4,321,000	¥ 65,100,000
Percentage of equity interest					31.00%	31.00%
Open Portal Guangxi
Investment in associate
Additions		¥ 2,040,000
Investment in joint venture
Percentage of equity interest											51.00%
Digital Guagnxi / Open Portal Guangxi
Investment in joint venture
Percentage of equity interest											49.00%